Note 24	6 Months Ended
Jun. 30, 2025
Pension and other post employment commitments [Abstract]
Disclosure of Post Employment And Other Employee Benefit Commitments [Text Block]	Pension and other post-employment commitments
The Group sponsors defined-contribution plans for the majority of its active employees, with the plans in Spain and Mexico being the most significant. Most of the defined benefit plans are for individuals already retired, and are closed to new employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides post-retirement medical benefits to a closed group of employees and their family members, both in active service and retirement. During the first half of 2025, there were no significant changes in the Group's post-employment commitments.
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

CONDENSED CONSOLIDATED INCOME STATEMENT IMPACT (MILLIONS OF EUROS)

	Notes	June 2025	June 2024
Interest income and expense		60	71
Personnel expense		100	117
Defined contribution plan expense	38.1	72	86
Defined benefit plan expense	38.1	28	31
Provisions or reversal of provisions	40	3	3
Total expense (income)		163	191